Deferred compensation plans - Activity Relating to NIUs (Detail) - NIUs [Member]	12 Months Ended
	Mar. 31, 2016 $ / shares shares
Outstanding
Outstanding (number of units), Beginning	33,447,242
Outstanding (number of units), Granted	16,824,078
Outstanding (number of units), Vested	(25,429,583)
Outstanding (number of units), Forfeited	(1,924,748)
Outstanding (number of units), Ending	22,916,989
Index price
Index price, Beginning | $ / shares	$ 4,650	[1]
Index price, Granted | $ / shares	4,803	[1],[2]
Index price, Vested | $ / shares	4,494	[1],[3]
Index price, Ending | $ / shares	$ 4,439	[1],[4]

[1]	The price of each unit is determined using 1/1000th of the index price.
[2]	Weighted-average index price used to determine number of awards granted.
[3]	Weighted-average index price used to determine the final cash settlement amount of the awards.
[4]	Index price used to remeasure the total fair value of the remaining outstanding unvested awards as of March 31, 2016.